Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from customers [line items]
Deposits from customers	£ 181,883	£ 178,090
Current and Demand Accounts - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	89,221	86,207
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	65,835	66,039
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	16,680	15,485
Amounts due to other Santander UK Group Holdings plc subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	44	83
Amounts due to Santander UK Group Holdings plc [member]
Disclosure of deposits from customers [line items]
Deposits from customers	8,869	9,206
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 1,234	£ 1,070